Net interest income - Summary of net interest income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Interest Income [Abstract]
Interest income on loans	€ 15,624	€ 19,028	€ 18,966
Interest income on financial assets at fair value through OCI	512	615	554
Interest income on debt securities at amortised cost	508	673	780
Interest income on non-trading derivatives (hedge accounting)	3,392	4,319	4,497
Negative interest on liabilities	678	422	453
Total interest income using effective interest rate method	20,715	25,056	25,249
Interest income on financial assets at fair value through profit or loss	658	1,897	1,795
Interest income on non-trading derivatives (no hedge accounting)	1,154	1,181	1,059
Interest income other	32	30	25
Total other interest income	1,843	3,107	2,880
Total interest income	22,559	28,163	28,129
Interest expense on deposits from banks	177	361	362
Interest expense on customer deposits	1,331	2,934	2,607
Interest expense on debt securities in issue	1,732	2,350	2,254
Interest expense on subordinated loans	612	660	711
Negative interest on assets	353	349	412
Interest expense on non-trading derivatives (hedge accounting)	3,198	4,615	4,826
Total interest expense using effective interest rate method	7,402	11,268	11,171
Interest expense on financial liabilities at fair value through profit or loss	514	1,695	1,578
Interest expense on non-trading derivatives (no hedge accounting)	1,029	1,311	1,387
Interest expense on lease liabilities	18	25
Interest expense other	44	54	33
Total other interest expense	1,605	3,084	2,997
Total interest expense	9,007	14,353	14,169
Net interest income	€ 13,552	€ 13,811	€ 13,960